Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

(3) Segment information

EVT Execute and EVT Innovate were identified by the Management Board as operating segments. EVT Execute includes mainly fee-for-service and FTE-rate arrangements where our customers own the intellectual property, whereas EVT Innovate comprises of internal R&D activities as well as services and partnerships that originate from these R&D activities where we typically own or co-own intellectual property with our strategic partners. The responsibility for EVT Execute was allocated to the COO, Dr. Craig Johnstone, while the responsibility for EVT Innovate was allocated to the Chief Scientific Officer (CSO), Dr. Cord Dohrmann. Management does not allocate assets and liabilities to segments. Intersegment revenues are valued with a price comparable to other third-party revenues. The evaluation of each operating segment is performed on the basis of revenues and operating income (loss). Management had previously excluded recharges from the segments; however, in 2021, management changed its presentation of segment information to include recharges in the segments and the amounts of segment revenues and costs of revenues below have been restated accordingly. Since 1 January 2021, revenues from recharges, previously shown in the column “Transition” and not allocated to the segments, are allocated to the segments EVT Execute and EVT Innovate. The prior year figures have been adjusted. In

2021, revenues from recharges amounted to k€ 35,991 (2020: k€ 21,835; 2019: k€ 14,503) whereof k€ 34,104 is allocated to EVT Execute (2020: k€ 20,728; 2019: k€ 13,761) and k€ 1,887 is allocated to EVT Innovate (2020: k€ 1,107; 2019: k€ 742).

The segment information for the financial year 2021 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute 1)	Innovate	eliminations	Group
Revenues	610,168	146,982	(139,116)	618,034
Operating income (loss)	63,109	(22,113)	—	40,996

1) Included in the revenues for EVT Execute are revenues from contribution in the year 2021 in the amount of k€ 8,565.

The segment information for the financial year 2020 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute1)	Innovate	eliminations	Group
Revenues	509,870	106,830	(115,776)	500,924
Operating income (loss)	77,362	(28,806)	—	48,556

1) Included in the revenues for EVT Execute are revenues from contribution in the year 2020 in the amount of k€ 4,648.

The segment information for the financial year 2019 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute1)	Innovate	eliminations	Group
Revenues	434,064	95,071	(82,698)	446,437
Operating income (loss)	76,920	(14,213)	—	62,707

1) Included in the revenues for EVT Execute are revenues from contribution in the year 2019 in the amount of k€ 4,545.

Non-current assets categorized by the location of the companies as of 31 December can be analysed as follows:

Non-current Assets

	2021	2020
	k€	k€
USA	209,508	144,820
United Kingdom	196,543	202,980
Italy	188,858	189,351
France	129,178	93,812
Germany	105,283	101,926
Switzerland	14,089	13,879
Austria	2,697	2,853
Canada	1,913	1,935
Netherlands	—	1,986
	848,069	753,541